Fair Value Measurements (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurements
Investments Owned, Fair Value	$ 69,613,814	$ 74,642,951	$ 87,511,963
Amount of transfers among Levels 1, 2, and 3	0	0	0
Recurring basis
Fair Value Measurements
Total - Assets	75,975,157	86,852,272	138,733,348
Recurring basis | Futures Contracts
Fair Value Measurements
Open derivative contracts, fair value	640,526	2,644,659	2,279,924
Recurring basis | Forward Contracts
Fair Value Measurements
Open derivative contracts, fair value	149,098	25,627	705
Recurring basis | Swap Contracts
Fair Value Measurements
Open derivative contracts, fair value	1,474,132	1,179,312	(734,698)
Recurring basis | U.S. money market fund
Fair Value Measurements
Cash and cash equivalents	157,846	2,543,917	3,965,046
Recurring basis | U.S. commercial paper
Fair Value Measurements
Cash and cash equivalents	3,939,741	5,815,806	44,381,818
Investments Owned, Fair Value			7,144,238
Recurring basis | U.S. Government-sponsored enterprises
Fair Value Measurements
Investments Owned, Fair Value	59,672,553	59,683,241	69,209,493
Recurring basis | U.S. Corporate bonds
Fair Value Measurements
Investments Owned, Fair Value		4,066,723	11,158,232
Recurring basis | U.S. Mutual Fund
Fair Value Measurements
Investments Owned, Fair Value	6,731,761	7,683,587
Recurring basis | U.S. Exchange Traded Funds
Fair Value Measurements
Investments Owned, Fair Value	3,209,500	3,209,400
Recurring basis | Level 1
Fair Value Measurements
Total - Assets	10,739,633	16,081,563	6,244,970
Recurring basis | Level 1 | Futures Contracts
Fair Value Measurements
Open derivative contracts, fair value	640,526	2,644,659	2,279,924
Recurring basis | Level 1 | U.S. money market fund
Fair Value Measurements
Cash and cash equivalents	157,846	2,543,917	3,965,046
Recurring basis | Level 1 | U.S. Mutual Fund
Fair Value Measurements
Investments Owned, Fair Value	6,731,761	7,683,587
Recurring basis | Level 1 | U.S. Exchange Traded Funds
Fair Value Measurements
Investments Owned, Fair Value	3,209,500	3,209,400
Recurring basis | Level 2
Fair Value Measurements
Total - Assets	65,235,524	70,770,709	132,488,378
Recurring basis | Level 2 | Forward Contracts
Fair Value Measurements
Open derivative contracts, fair value	149,098	25,627	705
Recurring basis | Level 2 | Swap Contracts
Fair Value Measurements
Open derivative contracts, fair value	1,474,132	1,179,312	(734,698)
Recurring basis | Level 2 | U.S. commercial paper
Fair Value Measurements
Cash and cash equivalents	3,939,741	5,815,806	44,381,818
Investments Owned, Fair Value			7,144,238
Recurring basis | Level 2 | U.S. Government-sponsored enterprises
Fair Value Measurements
Investments Owned, Fair Value	$ 59,672,553	59,683,241	69,209,493
Recurring basis | Level 2 | U.S. Corporate bonds
Fair Value Measurements
Investments Owned, Fair Value		$ 4,066,723	$ 11,158,232